Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings:
Net earnings	$ 108.0	$ 107.1	$ (6.1)	$ 44.1	$ 77.7	$ 95.1	$ 79.2	$ 62.1	$ 253.1	$ 314.1	$ 323.7
(Earnings) attributable to noncontrolling interest, net of tax	0.0	(0.1)	0.0	0.0	(0.1)	0.0	(0.1)	0.1	(0.1)	(0.1)	(0.2)
Net earnings (loss) attributable to Leggett & Platt, Inc. common shareholders	$ 108.0	$ 107.0	$ (6.1)	$ 44.1	$ 77.6	$ 95.1	$ 79.1	$ 62.2	$ 253.0	$ 314.0	$ 323.5
Weighted average number of shares (in millions):
Weighted average number of common shares used in basic EPS (in shares)									135.7	134.8	134.3
Dilutive effect of equity-based compensation (in shares)									0.2	0.6	0.9
Weighted average number of common shares and dilutive potential common shares used in diluted EPS (in shares)									135.9	135.4	135.2
Basic and Diluted EPS:
Basic EPS attributable to Leggett & Platt, Inc. common shareholders (in dollars per share)	$ 0.79	$ 0.79	$ (0.05)	$ 0.33	$ 0.57	$ 0.71	$ 0.59	$ 0.46	$ 1.86	$ 2.33	$ 2.41
Diluted EPS attributable to Leggett & Platt, Inc. common shareholders (in dollars per share)	$ 0.79	$ 0.79	$ (0.05)	$ 0.33	$ 0.57	$ 0.70	$ 0.59	$ 0.46	$ 1.86	$ 2.32	$ 2.39
Other information:
Anti-dilutive shares excluded from diluted EPS computation (in shares)									0.2	0.2	0.1
Cash dividends declared per share (in dollars per share)									$ 1.60	$ 1.58	$ 1.50